LIQUIDITY AND CAPITAL RESOURCES	9 Months Ended
Sep. 30, 2024
Liquidity And Capital Resources
LIQUIDITY AND CAPITAL RESOURCES

13. LIQUIDITY AND CAPITAL RESOURCES

Real defines capital as its equity. It is comprised of share premium, stock-based compensation reserves, deficit, other reserves, treasury stock, and non-controlling interests. The Company’s capital management framework is designed to maintain a level of capital that funds the operations and business strategies and builds long-term shareholder value.

The Company’s objective is to manage its capital structure in such a way as to diversify its funding sources, while minimizing its funding costs and risks. The Company sets the amount of capital in proportion to the risk and adjusts by considering changes in economic conditions and the characteristic risk of underlying assets. To maintain or adjust the capital structure, the Company may repurchase shares, return capital to shareholders, issue new shares or sell assets to reduce debt.

Real’s objective is met by retaining adequate liquidity to provide the possibility that cash flows from its assets will not be sufficient to meet operational, investing and financing requirements. There have been no changes to the Company’s capital management policies during the periods ended September 30, 2024, and December 31, 2023.

The following table presents the Company’s liquidity (in thousands):

	For the Period Ended
	September 30, 2024	December 31, 2023
Cash	21,580	14,707
Other Receivables	43	63
Investments in Financial Assets	10,398	14,222
Total	32,021	28,992

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED